SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of reportable segments	5
Advertising costs from continuing operation	$ 48,700,000		$ 42,000,000	$ 32,600,000
Bad debt expense from continuing operations	2,100,000		2,700,000	700,000
Depreciation expense	73,900,000		73,100,000	70,800,000
Fixed assets ,Collateral	88,400,000		65,300,000
Carrying value of debt	1,720,400,000		999,200,000
Variable interest maximum exposure to loss	13,500,000
Fair Value, Measurements, Recurring
Significant Accounting Policies [Line Items]
Fair value of interest rate swaps	12,200,000	[1]	14,800,000
Capitalized internal-use software and systems costs | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful Life	10 years
Capitalized internal-use software and systems costs | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful Life	3 years
Fixed Rate Debt
Significant Accounting Policies [Line Items]
Fair value of debt	1,600,000,000		1,090,000,000
Carrying value of debt	$ 1,500,000,000		$ 970,000,000
Data Processing Equipment, Capitalized Internal-Use Software and Systems Costs | Maximum [Member]
Significant Accounting Policies [Line Items]
Property Plant And Equipment Useful Life	10 years
Data Processing Equipment, Capitalized Internal-Use Software and Systems Costs | Minimum [Member]
Significant Accounting Policies [Line Items]
Property Plant And Equipment Useful Life	3 years
Building
Significant Accounting Policies [Line Items]
Property Plant And Equipment Useful Life	40 years
Other fixed assets | Maximum [Member]
Significant Accounting Policies [Line Items]
Property Plant And Equipment Useful Life	7 years
Other fixed assets | Minimum [Member]
Significant Accounting Policies [Line Items]
Property Plant And Equipment Useful Life	3 years
Stock Options
Significant Accounting Policies [Line Items]
Antidilutive stock options excluded from computation of earnings per share	0.1		2.3	3.3
US Consumer Information Solutions
Significant Accounting Policies [Line Items]
Percentage of revenue from a segment	42.00%

[1]	The fair value of our interest rate swaps, designated as fair value hedges, and notes are based on the present value of expected future cash flows using zero coupon rates and are classified within Level 2 of the fair value hierarchy.